Segment Information - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues from external customers	$ 253,093	$ 260,897	$ 628,865	$ 495,956	$ 1,191,821	$ 855,429
Gross profit (loss)	7,607	13,845	25,994	25,857	57,859	60,807
Ecommerce
Segment Reporting Information [Line Items]
Revenues from external customers	175,568	120,953	408,740	210,808	588,114	301,172
Gross profit (loss)	7,219	7,295	21,486	13,049	32,127	22,425
TDA
Segment Reporting Information [Line Items]
Revenues from external customers	26,604	85,413	113,628	178,497	390,243	379,743
Gross profit (loss)	931	6,101	6,346	12,179	25,392	35,125
Wholesale
Segment Reporting Information [Line Items]
Revenues from external customers	50,921	54,531	106,497	106,651	213,464	174,514
Gross profit (loss)	$ (543)	$ 449	$ (1,838)	$ 629	$ 340	$ 3,257